Employee Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Income) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	$ 1,402	$ 1,380
Prior service cost	0	0
Net obligation at transition	0	0
Amount recognized	1,402	1,380
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss (gain)	(65)	83
Prior service cost	0	0
Net obligation at transition	0	0
Amount recognized	$ (65)	$ 83